Investments in Companies Accounted for at Equity Method (Details Textual) - TSG [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Investments in Companies Accounted for at Equity Method (Textual)
Percentage of share holds by group	50.00%
Acquisition amount	$ 2,140